Other Income (Expenses), Net (Details)			12 Months Ended
		Nov. 20, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 CNY (¥)	Jul. 31, 2022	Aug. 31, 2021
Other Nonoperating Income (Expense) [Line Items]
Government subsidies (in Dollars) | $	[1]		$ 647,342		$ 773,716	$ 1,505,943
Consideration amount				¥ 3,900,000
Investment income			44,330	319,370
Nanjing Baituo Visual Technology Co., Ltd [Member]
Other Nonoperating Income (Expense) [Line Items]
Consideration amount				3,900,000
Initial cost on equity investment disposal				¥ 1,500,000
Investment income | $			$ 333,134
Ownership percentage								15.00%
Shenzhen Ouxun Electronics Co., Ltd [Member]
Other Nonoperating Income (Expense) [Line Items]
Consideration amount		¥ 1,300,000
Ownership percentage		1.00%
Net book value of investment							¥ 980,630
Jiangsu Austin [Member]
Other Nonoperating Income (Expense) [Line Items]
Ownership percentage							1.00%		39.97%
Net book value of investment							¥ 98,063,026

[1]	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For the years ended September 30, 2024, 2023 and 2022, the Company recorded government subsidies of $647,342, $773,716 and $1,505,943, respectively.